Leases - Schedule of Maturity of Lease Liabilities on Undiscounted Cash Flow Basis and Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Maturity Of Lease Liabilities On Undiscounted Cash Flow Basis And Reconciliation Abstract
2025	$ 2,863
2026	2,041
2027	2,099
2028	2,162
2029	1,844
Thereafter	3,139
Total lease payments	14,148
Less: interest	(3,083)
Present value of lease liabilities	11,065	$ 10,459
Operating lease liabilities	$ 11,065	$ 10,459